Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2025
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Risk-adjusted Capital Amounts and Ratios
The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with the change, the amount of retained earnings under Japanese GAAP which is included in MUFG's Common Equity Tier 1 capital component as of March 31, 2025, reflects Krungsri's relevant amount for the fifteen months ended March 31, 2025.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2024:
Total capital (to risk-weighted assets):
MUFG(1)	¥19,817,830	17.82%	¥13,517,077	12.16%
BK	15,915,058	18.11	7,026,643	8.00
TB	2,121,699	20.42	830,995	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,479,730	15.72	11,293,874	10.16
BK	14,153,613	16.11	5,269,982	6.00
TB	1,852,135	17.83	623,247	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,041,314	13.53	9,626,471	8.66
BK	12,126,413	13.80	3,952,486	4.50
TB	1,616,473	15.56	467,435	4.50
Leverage ratio:
MUFG(2)	17,479,730	5.19	12,615,964	3.75
BK	14,153,613	5.23	8,104,067	3.00
TB	1,852,135	6.34	876,017	3.00

At March 31, 2025:
Total capital (to risk-weighted assets):
MUFG(1)	¥20,145,046	18.83%	¥13,002,746	12.16%
BK	16,477,609	19.63	6,714,352	8.00
TB	1,941,654	19.96	777,957	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	17,804,875	16.65	10,864,137	10.16
BK	14,843,203	17.68	5,035,764	6.00
TB	1,596,399	16.41	583,468	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,169,261	14.18	9,260,180	8.66
BK	12,675,137	15.10	3,776,823	4.50
TB	1,318,755	13.56	437,601	4.50
Leverage ratio:
MUFG(2)	17,804,875	5.29	13,273,327	3.95
BK	14,843,203	5.45	8,566,333	3.15
TB	1,596,399	5.90	851,341	3.15

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2024:
Total capital (to risk-weighted assets):
BK	¥12,279,192	16.29%	¥6,029,065	8.00%
TB	2,209,640	19.03	928,478	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,839,039	14.38	4,521,799	6.00
TB	1,941,116	16.72	696,359	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,872,411	11.77	3,391,349	4.50
TB	1,707,616	14.71	522,269	4.50
Leverage ratio:
BK	10,839,039	4.50	7,221,205	3.00
TB	1,941,116	7.09	821,320	3.00
At March 31, 2025:
Total capital (to risk-weighted assets):
BK	¥12,248,919	17.07%	¥5,739,789	8.00%
TB	2,176,037	20.06	867,561	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,940,244	15.24	4,304,842	6.00
TB	1,832,137	16.89	650,671	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,830,971	12.30	3,228,631	4.50
TB	1,556,637	14.35	488,003	4.50
Leverage ratio:
BK	10,940,244	4.51	7,634,457	3.15
TB	1,832,137	7.21	800,252	3.15

Notes:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2024 and 2025, and the countercyclical buffer of 0.16% as of March 31, 2024 and 2025, respectively.
(2)Effective March 31, 2023, the G-SIB leverage ratio buffer requirement became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 3.00% minimum leverage ratio, MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% as of March 31, 2024. On and after April 1, 2024, the minimum leverage ratio has been raised to 3.15% and MUFG is required to maintain a G-SIB leverage ratio buffer of 0.75% plus 0.05%.